Commitments and contingencies - Disclosure of performance milestones (Details) - Amended and restated licensing agreement [Member] - Aerialx Technology [Member] $ in Millions	12 Months Ended
Sep. 30, 2023 CAD ($) shares
First milestone [Member]
Disclosure of contingent liabilities [line items]
Number of Common Shares | shares	1,071
Milestone, amount in sales | $	$ 3
Second milestone [Member]
Disclosure of contingent liabilities [line items]
Number of Common Shares | shares	1,429
Milestone, amount in sales | $	$ 9
Third milestone [Member]
Disclosure of contingent liabilities [line items]
Number of Common Shares | shares	1,786
Milestone, amount in sales | $	$ 18